1998 SEMIANNUAL REPORT


IDS
Research
Opportunities
Fund

(icon of) Magnifying glass

The goal of IDS Research
Opportunities Fund, a part of IDS Growth Fund, Inc., is long-term growth of capital. The Portfolio will be managed using a research methodology developed by American Express Financial Corporation, which is designed to give investors the opportunity to achieve a return in excess of the Standard & Poor's 500 Composite Stock Price Index (S&P 500).


      American Express Financial Advisors

      Distributed by American Express Financial Advisors Inc.

(icon of) Magnifying glass

The rewards
of research

Behind every decision to buy or sell a stock is information -- in most cases, informationgathered by a research analyst. IDSResearch Opportunities Fund is designed to make the most of that research by investing only in Standard & Poor's 500 stocks that carry our analysts' highest rating. The intention is to construct a portfolio that has the potential to outperform the stock market as a whole.


Contents

From  the  chairman                                   3
From the  portfolio  manager                          3
Ten  largest  holdings                                5
Financial  statements (Fund)                          6
Notes to financial  statements (Fund)                 9
Financial statements (Portfolio)                     16
Notes to financial statements (Portfolio)            19
Investments in securities                            24
Board members and officers                           27
IDS mutual funds                                     28

      To our shareholders


      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong ones in the many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines - whether they're brief or long-lasting, moderate or substantial - are always a possibility. We saw evidence of that last October, when financial turmoil in Southeast Asia sparked a sharp decline in worldwide stock markets, including the U.S.

      The potential for such volatility reinforces the need for an investor to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



      William R. Pearce
      (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      The past six months was something of a roller-coaster ride for IDS Research Opportunities Fund. At the conclusion of the period - August 1997 through January 1998 - the Fund's Class A shares lost 0.9%.

      After setting a torrid pace earlier in 1997, the stock market struggled for much of the past six months. The market got off to a bad start in August, as currency declines in Southeast Asia and rising long-term interest rates here at home took a toll on U.S. stocks. Although the market rallied the following month, by late October the so-called "Asian flu" was in full force, weakening stock markets throughout most of the world, including the U.S. The situation improved over the following three months, though, as good corporate profits and falling long-term interest rates eventually overcame investors' fears regarding the turmoil in Asia.

      The Fund's performance basically tracked that of the broad market, but its fluctuations were greater. That was a result of two factors: a smaller portfolio (about 70 stocks, versus the 500 in the Standard & Poor's index) and a greater concentration in technology-related stocks, which usually display above-average price volatility.

      The second factor was readily apparent late in 1997, as several of the Fund's technology holdings experienced severe price declines in the wake of the Asian situation. Some of them rebounded in January, but not enough to make up for the downturn in previous months.

      Consistent contributors

      Much more consistent contributors were holdings among health care and financial services companies, the other two areas of substantial exposure for the Fund. Stocks in the consumer staple sector, which include food/beverage and other consumer product producers, were also generally productive investments.

      In keeping with the Fund's strategy, I kept the portfolio essentially fully invested - that is, the great majority of assets remained in stocks rather than cash reserves. The only notable shifts in asset mix were an increased exposure to energy-related stocks late in 1997 and reduced exposure to the technology sector, the latter resulting from generally lower stock prices at year-end.

      As for the rest of the fiscal year, I expect we'll see a tug-of-war between those who believe the Asian situation will be an ongoing major problem and those who expect it to be relatively minor and short-lived. Ultimately, the strength of corporate earnings will resolve the issue, and that matter probably won't be settled before mid-year, at the earliest.




      Guru Baliga
      (picture of) Guru Baliga
      Guru Baliga
      Portfolio Manager

Class A
 6 - month performance

(All figures per share)

Net asset value (NAV)

Jan. 31, 1998         $6.25

July 31, 1997         $6.86

Decrease              $0.61


Distributions
Aug. 1, 1997 - Jan. 31, 1998


From income           $0.52

From capital gains    $0.03

Total distributions   $0.55

Total return*          -0.9%**

Class B
 6 - month performance

(All figures per share)

Net asset value (NAV)

Jan. 31, 1998         $6.18

July 31, 1997         $6.82

Decrease              $0.64


Distributions
Aug. 1, 1997 - Jan. 31, 1998


From income           $0.52

From capital gains    $0.03

Total distributions   $0.55

Total return*          -1.2%**

Class Y
 6 - month performance
(All figures per share)

Net asset value (NAV)

Jan. 31, 1998         $6.27

July 31, 1997         $6.88

Decrease              $0.61


Distributions
Aug. 1, 1997 - Jan. 31, 1998


From income           $0.52

From capital gains    $0.03

Total distributions   $0.55

Total return*          -0.8%**



      *The prospectus discusses the effect of sales charges, if any, on the various classes.

      **The total return is a hypothetical investment in the Fund with all distributions reinvested.

 The Portfolio's ten largest holdings


                                Percent                Value
             (of Portfolio's net assets)(as of Jan. 31, 1998)

     UNUM                      4.37%             $17,782,163

     Coca-Cola                  3.50              14,232,050

     Royal Dutch Petroleum      3.41              13,888,749

     Amoco                      3.32              13,508,250

     BankAmerica                2.82              11,448,168

     Rockwell Intl              2.77              11,247,637

     Washington Mutual          2.48              10,087,249

     First Union                2.44               9,939,325

     Wachovia                   2.29               9,322,225

     H&R Block                  2.16               8,775,000


(icon of) pie chart

The ten holdings listed here make up 29.56% of the Portfolio's net assets


 Financial statements


     Statement of assets and liabilities
     IDS Research Opportunities Fund
     Jan. 31, 1998



                         Assets

                                                                                    (Unaudited)
 Investment in Aggressive Growth Portfolio (Note 1)                               $405,270,413
                                                                                  ------------

                         Liabilities

 Accrued distribution fee                                                                2,811
 Accrued service fee                                                                     1,930
 Accrued transfer agency fee                                                               468
 Accrued administrative services fee                                                       641
 Other accrued expenses                                                                 67,448
                                                                                        ------
 Total liabilities                                                                      73,298
                                                                                        ------
 Net assets applicable to outstanding capital stock                               $405,197,115
                                                                                  ============

                         Represented by

 Capital stock-- $.01 par value (Note 1)                                               650,840
 Additional paid-in capital                                                        382,612,678
 Investment loss-- net                                                                (105,393)
 Accumulated net realized gain (loss)                                                7,702,835
 Unrealized appreciation (depreciation) on investments                              14,336,155
                                                                                    ----------
 Total-- representing net assets applicable to outstanding capital stock          $405,197,115
                                                                                  ============

Net assets applicable to outstanding shares:            Class A                   $267,368,851
                                                        Class B                   $137,826,897
                                                        Class Y                   $      1,367

 Net asset value per share of outstanding capital stock:Class A shares 42,774,404 $       6.25
                                                        Class B shares 22,309,351 $       6.18
                                                        Class Y shares        218 $       6.27

See accompanying notes to financial statements.



     Statement of operations
     IDS Research Opportunities Fund
     Six months ended Jan. 31, 1998



                         Investment income

                                                                     (Unaudited)
 Income:
 Dividends                                                           $2,071,794
 Interest                                                               279,311
     Less foreign taxes withheld                                         (1,305)
                                                                         ------
 Total income                                                         2,349,800
                                                                      ---------
 Expenses:
 Expenses allocated from Aggressive Growth Portfolio                  1,157,321
 Distribution fee -- Class B                                            438,894
 Transfer agency fee                                                    343,060
 Incremental transfer agency fee-- Class B                                8,331
 Service fee
     Class A                                                            204,515
     Class B                                                            102,218
 Administrative services fees and expenses                              104,594
 Compensation of board members                                            3,767
 Postage                                                                 19,373
 Registration fees                                                       73,711
 Reports to shareholders                                                  3,030
 Audit fees                                                               2,125
 Other                                                                      347
                                                                            ---
 Total expenses                                                       2,461,286
     Earnings credits on cash balances (Note 2)                          (6,093)
                                                                         ------
 Total net expenses                                                   2,455,193
                                                                      ---------
 Investment income (loss)-- net                                        (105,393)
                                                                       --------

               Realized and unrealized gain (loss) -- net

Net realized gain (loss) on:
     Security transactions                                           19,010,730
     Financial futures contracts                                        518,211
                                                                        -------
Net realized  gain (loss) on  investments                            19,528,941

Net change in unrealized appreciation (depreciation) on investments (20,225,870)
                                                                    -----------
Net gain (loss) on investments                                         (696,929)
                                                                       --------
Net increase  (decrease) in net assets  resulting  from operations   $ (802,322)
                                                                     ==========

See accompanying notes to financial statements.


                                       Financial statements


     Statements of changes in net assets
     IDS Research Opportunities Fund




                         Operations and distributions

                                                                     Six months ended     For the period from
                                                                        Jan. 31, 1998      Aug. 19. 1996 * to
                                                                           (Unaudited)          July 31, 1997

 Investment income (loss)-- net                                          $   (105,393)           $    (26,708)
 Net realized gain (loss) on  investments                                  19,528,941              19,658,628
 Net change in unrealized appreciation  (depreciation) on investments     (20,225,870)             34,562,025
                                                                          -----------              ----------
 Net increase (decrease) in net assets resulting from operations             (802,322)             54,193,945
                                                                             --------              ----------
Distributions to shareholders from:
     Net realized gain
         Class A                                                          (20,650,850)                (83,530)
         Class B                                                          (10,690,411)                (33,125)
         Class Y                                                                 (109)                     (1)
                                                                                 ----                      --
 Total distributions                                                      (31,341,370)               (116,656)
                                                                          -----------                --------

                         Capital share transactions (Note 3)

 Proceeds from sales
     Class A shares (Note 2)                                               80,087,862             181,559,006
     Class B shares                                                        47,123,811              83,675,945
     Class Y shares                                                                50                      --
 Reinvestment of distributions at net asset value
     Class A shares                                                        19,600,110                  80,796
     Class B shares                                                        10,635,874                  33,025
     Class Y shares                                                               109                       1
 Payments for redemptions
     Class A shares                                                       (15,790,894)            (14,786,859)
     Class B shares (Note 2)                                               (5,346,261)             (3,612,057)
                                                                           ----------              ----------
 Increase (decrease) in net assets from capital share transactions        136,310,661             246,949,857
                                                                          -----------             -----------
 Total increase (decrease) in net assets                                  104,166,969             301,027,146
 Net assets at beginning of period (Note 1)                               301,030,146                   3,000
                                                                          -----------                   -----
 Net assets at end of period                                             $405,197,115            $301,030,146
                                                                         ============            ============

*Commencement of operations

See accompanying notes to financial statements.


 Notes to financial statements


     IDS Research Opportunities Fund
     (Unaudited as to Jan. 31, 1998)


  1

Summary of
significant
accounting policies



      IDS Research Opportunities Fund (a series of IDS Growth Fund, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Growth Fund, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. On Aug. 16, 1996, American Express Financial Corporation (AEFC) invested $3,000 in the Fund that represented 200 shares for Class A, Class B and Class Y, respectively. Operations commenced on Aug. 19, 1996.

      The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Investment in Aggressive Growth Portfolio

      The Fund invests all of its assets in the Aggressive Growth Portfolio (the Portfolio), a series of Growth Trust, an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in equity securities of companies that comprise the S&P 500.

      The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The Fund records its investment in the Portfolio at value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at Jan. 31, 1998 was 99.63%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      An annual dividend from net investment income, declared and paid at the end of the calendar year, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.


  2

Expenses and
sales charges



      In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

      The Fund entered into agreements with American Express Financial Corporation (AEFC) for providing administrative services and serving as transfer agent. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.03% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

      o Class A $15

      o Class B $16

      o Class Y $15


      The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and commencing on May 9, 1997, the fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $1,291,708 for Class A and $36,846 for Class B for the six months ended Jan. 31, 1998.

      During the six months ended Jan. 31, 1998, the Fund's transfer agency fees were reduced by $6,093 as a result of earnings credits from overnight cash balances.


  3

Capital share
transactions



      Transactions in shares of capital stock for the periods indicated are as follows:

                             Six months ended Jan. 31, 1998
                                        Class A         Class B       Class Y

     Sold                            12,203,882       7,241,852            --

     Issued for reinvested            3,187,528       1,749,034            18
      distributions

     Redeemed                        (2,410,527)       (836,348)           --

     Net increase (decrease)         12,980,883       8,154,538            18


                               Period ended July 31, 1997*
                                        Class A         Class B       Class Y

     Sold                            32,312,708      14,758,932            --

     Issued for reinvested               14,725           6,034            --
      distributions

     Redeemed                        (2,534,112)       (610,353)           --

     Net increase (decrease)         29,793,321      14,154,613            --

* Inception date was Aug. 19, 1996.


  4

Financial
highlights


      The  table  below  shows  certain  important  financial   information  for
      evaluating the Fund's results.

                                                         Fiscal period ended July 31,
                                                    Per share income and capital changes(a)

                                             Class A                    Class B                Class Y
                                         1998(b)    1997(c)        1998(b)    1997(c)       1998(b)     1997(c)

Net asset value,                        $6.86      $5.00          $6.82      $5.00         $6.88       $5.00
beginning of period

                          Income from investment operations:

Net investment income (loss)              .01        .01           (.01)      (.02)          .01         .01

Net gains (losses)                       (.07)      1.86           (.08)      1.85          (.07)       1.88
(both realized
and unrealized)

Total from investment                    (.06)      1.87           (.09)      1.83          (.06)       1.89
operations

                          Less distributions:

Distributions from                       (.55)      (.01)          (.55)      (.01)         (.55)       (.01)
realized gains

Net asset value,                        $6.25      $6.86          $6.18      $6.82         $6.27       $6.88
end of period

                        Ratios/supplemental data
                                             Class A                    Class B                  Class Y
                                         1998(b)    1997(c)        1997(b)    1997(c)       1997(b)     1997(c)

Net assets, end of                       $267       $205           $138        $96           $--         $--
period (in millions)

Ratio of expenses to                     1.15%d     1.52%d         1.91%d     2.25%d        1.08%d      1.45%d
average daily net assetse

Ratio of net income (loss)                .20%d      .20%d         (.57%)d    (.53%)d        .27%d       .33%d
to average daily net assets

Portfolio turnover rate                    85%       171%            85%       171%           85%        171%
(excluding short-term
securities)

Total return(f)                          (0.9%)     37.4%          (1.2%)     36.5%         (0.8%)      37.7%

Average brokerage                      $.0522     $.0405         $.0522     $.0405        $.0522      $.0405
commission rate(g)


      a For a share outstanding throughout the period. Rounded to the nearest cent.

      b Six months ended Jan. 31, 1998 (Unaudited).

      c Inception date. Period from Aug. 19, 1996 to July 31, 1997.

      d Adjusted to an annual basis.

      e Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

      f Total return does not reflect payment of a sales charge.

      g The Fund is required to disclose an average brokerage commission rate
        per share  for  security  trades  on  which   commissions  are  charged.
        The comparability  of  this  information  may be  affected  by the  fact that commission rates per share vary significantly among foreign countries.



 Financial statements


     Statement of assets and liabilities
     Aggressive Growth Portfolio
     Jan. 31, 1998



                         Assets

                                                          (Unaudited)
 Investments in securities, at value (Note 1)
     (identified cost $388,326,811)                     $402,631,406
 Cash in bank on demand deposit                            1,195,532
 Dividends and accrued interest receivable                   343,615
 Receivable for investment securities sold                 8,460,306
                                                           ---------
 Total assets                                            412,630,859
                                                         -----------

                         Liabilities

 Payable for investment securities purchased               5,401,303
 Accrued investment management services fee                    7,095
 Option contracts written, at value
     (premium received $354,863) (Note 5)                    411,563
 Other accrued expenses                                       27,735
                                                              ------
 Total liabilities                                         5,847,696
                                                           ---------
 Net assets                                             $406,783,163
                                                        ============

See accompanying notes to financial statements.

     Statement of operations
     Aggressive Growth Portfolio
     Six months ended Jan. 31, 1998



                         Investment income

                                                          (Unaudited)
 Income:
 Dividends                                                          $ 2,079,948
 Interest                                                               279,412
     Less foreign taxes withheld                                         (1,311)
                                                                         ------
 Total income                                                         2,358,049
                                                                      ---------
 Expenses (Note 2):
 Investment management services fee                                   1,134,324
 Compensation of board members                                            3,767
 Custodian fees                                                          23,410
 Audit fees                                                               6,375
 Other                                                                    1,181
                                                                          -----
 Total expenses                                                       1,169,057
     Earnings credits on cash balances (Note 2)                          (7,190)
                                                                         ------
 Total net expenses                                                   1,161,867
                                                                      ---------
 Investment income (loss)-- net                                       1,196,182
                                                                      ---------

                         Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
     Security transactions (Note 3)                                  19,277,609
     Financial futures contracts                                        522,948
                                                                        -------
 Net realized  gain (loss) on  investments                           19,800,557
 Net change in unrealized appreciation (depreciation) on investments(20,502,597)
                                                                    -----------
 Net gain (loss) on investments                                        (702,040)
                                                                       --------
 Net increase  (decrease) in net assets  resulting  from operations $   494,142
                                                                    ===========

See accompanying notes to financial statements.


                                       Financial statements


     Statements of changes in net assets
     Aggressive Growth Portfolio




                                      Operations

                                                                      Six months ended        For the period from
                                                                         Jan. 31, 1998          Aug. 19, 1996* to
                                                                            (Unaudited)             July 31, 1997
 Investment income (loss)-- net                                          $   1,196,182              $   1,393,497
 Net realized gain (loss) on investments                                    19,800,557                 19,764,774
 Net change in unrealized appreciation (depreciation) on investments       (20,502,597)                34,895,804
 Net increase (decrease) in net assets resulting from operations               494,142                 56,054,075
 Net contributions (withdrawals) from partners                             103,852,690                246,378,256
 Total increase (decrease) in net assets                                   104,346,832                302,432,331
 Net assets at beginning of period (Note 1)                                302,436,331                      4,000
 Net assets at end of period                                              $406,783,163               $302,436,331

*Commencement of operations

See accompanying notes to financial statements.


 Notes to financial statements


     Aggressive Growth Portfolio
     (Unaudited as to Jan. 31, 1998)


  1

Summary of
significant
accounting policies



      Aggressive Growth Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Aggressive Growth Portfolio invests primarily in equity securities of companies that comprise the S&P 500. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On Aug. 16, 1996, American Express Financial Corporation (AEFC) contributed $4,000 to the Portfolio. Operations commenced on Aug. 19, 1996.

      Significant accounting policies followed by the Portfolio are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates, those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

      Foreign currency translations
      and foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

      Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.


  2

Fees and
expenses


      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.65% to 0.5% annually.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

      During the six months ended Jan. 31, 1998, the Portfolio's custodian fees were reduced by $7,190 as a result of earnings credits from overnight cash balances.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


  3

Securities
transactions


      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $390,372,816 and $289,442,848, respectively, for the six months ended Jan. 31, 1998. For the same period, the portfolio turnover rate was 85%. Realized gains and losses are determined on an identified cost basis.

      Brokerage commissions paid to brokers affiliated with AEFC were $63,261 for the six months ended Jan. 31, 1998.


  4

Stock index
futures contracts


      Investments in securities at Jan. 31, 1998, included securities valued at $1,560,938 that were pledged as collateral to cover initial margin deposits on 53 open purchase contracts. The market value of the open purchase contracts at Jan. 31, 1998 was $13,088,350 with a net unrealized gain of $145,312.


  5

Option
contracts written


      The number of contracts and premium amounts associated with the option contracts written is as follows:



                                    Six months ended Jan. 31, 1998

                                        Puts                    Calls
                                  Contracts   Premium     Contracts    Premium
     Balanced July 31, 1997              --   $    --            --   $     --
     Opened                             550    96,847         1,450    258,016
     Balance Jan. 31, 1998              550   $96,847         1,450   $258,016

      See Summary of significant accounting policies.

 Investments in securities


     Aggressive Growth Portfolio
     Jan. 31, 1998 (Unaudited)


                           (Percentages represent
                             value of investments
                          compared to net assets)


 Common stocks (95.5%)
Issuer                                     Shares              Value(a)

 Aerospace & defense (5.2%)
 AlliedSignal                              60,000         $  2,336,250
 Goodrich (BF)                             21,000              880,688
 Lockheed Martin                           32,000            3,330,000
 Raytheon Cl B                             61,800            3,221,325
 Rockwell Intl                            201,300           11,247,637
 Total                                                      21,015,900

 Airlines (0.5%)
 AMR                                       15,300(b)         1,931,625


 Automotive & related (2.8%)
 Ford Motor                               168,700            8,603,700
 TRW                                       51,700            2,630,238
 Total                                                      11,233,938


 Banks and savings & loans (11.7%)
 BankAmerica                              161,100           11,448,168
 First Chicago NBD                         90,900            6,783,413
 First Union                              206,800(f)         9,939,325
 Wachovia                                 119,900            9,322,225
 Washington Mutual                        157,000           10,087,249
 Total                                                      47,580,380

 Beverages & tobacco (6.4%)
 Coca-Cola                                219,800           14,232,050
 Fortune Brands                           130,000            4,972,500
 Philip Morris                            165,000            6,847,500
 Total                                                      26,052,050

 Building materials & construction (0.8%)
 Tyco Intl                                 70,050            3,108,469


 Chemicals (1.8%)
 Air Products & Chemicals                  92,100(f)         7,373,756


 Communications equipment & services (2.1%)
 Tellabs                                  166,050(b)         8,499,684


 Computers & office equipment  (6.0%)
 Automatic Data  Processing                83,200            4,976,400
 Compaq  Computer                         208,700            6,274,043
 Computer  Associates  Int                l91,150            4,848,041
 Computer  Sciences                        51,900(b)         4,405,013
 Hewlett-Packard                           63,700            3,822,000
 Total                                                      24,325,497

 Electronics (3.3%)
 Applied Materials                        102,600(b)         3,366,563
 Intel                                     79,600            6,447,600
 KLA-Tencor                                94,200(b)         3,532,500
 Total                                                      13,346,663

 Energy (4.9%)
 Amoco                                    166,000          $13,508,250
 Unocal                                   182,350            6,268,281
 Total                                 19,776,531


 Energy equipment & services (0.6%)
 Baker Hughes                              60,000            2,313,750


 Financial services (4.3%)
 H&R Block                                200,000(f)         8,775,000
 MBNA                                     148,700            4,618,994
 Travelers Group                           85,000            4,207,500
 Total                                                      17,601,494

 Food (3.0%)
 Bestfoods                                 28,200            2,749,500
 ConAgra                                   99,100            3,134,038
 General Mills                             40,000            2,977,500
 Sara Lee                                  60,000            3,273,750
 Total                                                      12,134,788


 Furniture & appliances (0.3%)
 Maytag                                    35,000            1,345,313


 Health care (13.9%)
 ALZA                                     171,800(b,f)       6,120,375
 American Home Products                    86,700            8,274,430
 Amgen                                     92,300(b)         4,615,000
 Baxter Intl                               25,000            1,392,188
 Boston Scientific                         33,500(b)         1,700,125
 Bristol-Myers Squibb                      79,200            7,895,250
 Guidant                                   25,000            1,606,250
 Johnson & Johnson                        121,700            8,146,293
 Merck & Co                                50,000            5,862,500
 Pfizer                                    61,700            5,055,544
 Schering-Plough                           81,200            5,876,850
 Total                                                      56,544,805

 Health care services (3.5%)
 HBO & Co                                  98,800            5,168,475
 Service Corp Intl                        140,000            5,460,000
 Tenet Healthcare                          53,000(b)         1,828,500
 United Healthcare                         33,000            1,691,250
 Total                                                      14,148,225


 Household products (3.6%)
 Colgate-Palmolive                         69,500            5,090,875
 Gillette                                  49,900            4,927,625
 Proctor & Gamble                          60,000            4,702,500
 Total                                                      14,721,000

 Insurance (5.4%)
 SunAmerica                               110,000            4,420,625
 UNUM                                     365,700           17,782,163
 Total                                                      22,202,788

 Media (1.5%)
 CBS                                      102,700$           3,074,581
 Clear Channel
   Communications                          38,000(b)         2,926,000
 Total                                                       6,000,581

 Metals (0.8%)
 Aluminum Co of America                    24,300            1,855,913
 Reynolds Metals                           26,400            1,664,850
 Total                                                       3,520,763


 Multi-industry conglomerates (1.0%)
 Minnesota Mining & Mfg                    50,000            4,175,000


 Paper & packaging (0.6%)
 Tenneco                                   61,000            2,474,313


 Retail (4.7%)
 Dayton Hudson                             51,600            3,711,975
 Jostens                                   70,000            1,579,375
 Kroger                                    59,600(b)         2,331,850
 Rite Aid                                  35,000(e)         2,185,313
 Toys "R" Us                              125,000(b)         3,351,563
 Wal-Mart Stores                          148,800(f)         5,933,399
 Total                                                      19,093,475


 Utilities -- gas (0.8%)
 Enron                                     78,100            3,236,269


 Utilities -- telephone (2.1%)
 Airtouch Communications                  196,500(b,f)       8,621,438


 Foreign (3.9%)(c)
 Royal Dutch Petroleum                    271,000           13,888,749
 Schlumberger                              30,000            2,210,625
 Total                                                      16,099,374


 Total common stocks
 (Cost: $374,173,274)                                     $388,477,869


 Short-term securities (3.5%)

Issuer                 Annualized          Amount             Value(a)
                         yield on      payable at
                          date of        maturity
                         purchase

 U.S. government agencies (2.1%)
 Federal Home Loan Mtge Corp Disc Nts
   02-09-98               5.39%       $   900,000       $      898,792
   02-20-98               5.51            800,000              797,569
 Federal Natl Mtge Assn Disc Nt
   02-27-98               5.43          7,000,000            6,971,597
 Total                                                       8,667,958

 Commercial paper (1.4%)
 Bell Atlantic Financing
   02-12-98               5.48          1,100,000            1,097,998
 Delaware Funding
   02-06-98               5.48          1,400,000(d)         1,398,724
 Pacific Life Insurance
   02-26-98               5.50          2,400,000            2,390,501
 Xerox Credit
   02-18-98               5.51            600,000              598,356
 Total                                                       5,485,579


 Total short-term securities
 (Cost: $14,153,537)                                     $  14,153,537


 Total investments in securities
 (Cost: $388,326,811)(g)                                  $402,631,406


See accompanying notes to investments in securities.

      Investments in securities


      Aggressive Growth Portfolio



 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 4 to the financial statements):

     Type of security                                 Notional amount
     Standard & Poor's 500 Stock Index, March 1998        $13,250,000


(f) At Jan. 31, 1998, securities valued at $4,900,000 were held to cover open call options written as follows:

     Issuer                     Shares   Exercise   Expiration       Value
                                            price         date
     Airtouch Communications    25,000        $45    Feb. 1998   $  28,125
     ALZA                       20,000         35    Feb. 1998      31,250
     H&R Block                  25,000         40    Feb. 1998     104,687
     H&R Block                  25,000         40   April 1998     126,564
     Wal-Mart Stores            50,000         40    Feb. 1998      50,000
                                                                    ------
     Total                                                        $340,626
                                                                  ========

      At Jan. 31, 1998, cash or short-term securities were designated to cover open put options written as follows:

     Issuer                     Shares   Exercise   Expiration       Value
                                 price                    date
     Air Products & Chemicals   30,000        $50    Feb. 1998     $60,000
     First Union                25,000         75    Feb. 1998      10,937
                                                                    ------
     Total                                                         $70,937
                                                                   =======

(g) At Jan. 31,1998, the cost of securities for federal income tax purposes was approximately $388,327,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:



 Unrealized appreciation.....................$25,265,000
 Unrealized depreciation.....................(10,961,000)
 Net unrealized appreciation.................$14,304,000

                 Board members and officers

                 Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Former chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President,  treasurer and corporate secretary of Board Services
and secretary    Corporation.


                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC

Treasurer        Matthew N. Karstetter*
                 Vice president, AEFC

* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



AMERICAN EXPRESS Financial Advisors


IDS Research Opportunities Fund
IDS Tower 10
Minneapolis, MN 55440-0010